SUPPLEMENTAL EQUITY AND COMPREHENSIVE INCOME INFORMATION	12 Months Ended
Jan. 02, 2016
SUPPLEMENTAL EQUITY AND COMPREHENSIVE INCOME INFORMATION
SUPPLEMENTAL EQUITY AND COMPREHENSIVE INCOME INFORMATION

NOTE 11. SUPPLEMENTAL EQUITY AND COMPREHENSIVE INCOME INFORMATION

Common Stock and Share Repurchase Program

        Our Certificate of Incorporation authorizes five million shares of $1 par value preferred stock (of which none are outstanding), with respect to which our Board of Directors ("Board") may fix the series and terms of issuance, and 400 million shares of $1 par value voting common stock.

        From time to time, our Board authorizes the repurchase of shares of our outstanding common stock. Repurchased shares may be reissued under our stock option and incentive plan or used for other corporate purposes. In 2015, we repurchased approximately 3.9 million shares of our common stock at an aggregate cost of $232.3 million.

        On December 4, 2014, our Board authorized the repurchase of shares of our common stock in the aggregate amount of up to $500 million (exclusive of any fees, commissions or other expenses related to such purchases), in addition to any outstanding shares under any previous Board authorization. This authorization is the only one currently in effect and will remain in effect until the shares authorized thereby have been repurchased.

        As of January 2, 2016, shares of our common stock in the aggregate amount of approximately $367 million remained authorized for repurchase under this Board authorization.

Treasury Shares Reissuance

        We fund a portion of our employee-related expenses using shares of our common stock held in treasury. We elected to record net gains or losses associated with our use of treasury shares to retained earnings.

Comprehensive Income

        The changes in "Accumulated other comprehensive loss" (net of tax) for 2015 and 2014 were as follows:

(In millions)	Foreign Currency Translation	Pension and Other Postretirement Benefits	Cash Flow Hedges	Total

Balance as of December 28, 2013	$129.9	$(417.3)	$(1.0)	$(288.4)
Other comprehensive (loss) income before reclassifications, net of tax	(149.8)	(125.2)	.1	(274.9)
Reclassifications to net income, net of tax	–	16.9	.9	17.8

Net current-period other comprehensive (loss) income, net of tax	(149.8)	(108.3)	1.0	(257.1)

Balance as of January 3, 2015	(19.9)	(525.6)	–	(545.5)
Other comprehensive loss before reclassifications, net of tax	(139.0)	(18.9)	(.5)	(158.4)
Reclassifications to net income, net of tax	–	22.9	(2.0)	20.9

Net current-period other comprehensive (loss) income, net of tax	(139.0)	4.0	(2.5)	(137.5)

Balance as of January 2, 2016	$(158.9)	$(521.6)	$(2.5)	$(683.0)

        The amounts reclassified from "Accumulated other comprehensive loss" to increase (decrease) income from continuing operations were as follows:

(In millions)	2015	2014	2013	Affected Line Item in the Statements Where Net Income is Presented

Cash flow hedges:
Foreign exchange contracts	$3.9	$(1.2)	$.6	Cost of products sold
Commodity contracts	(1.3)	.1	(1.2)	Cost of products sold
Interest rate contracts	(.1)	(.1)	(.1)	Interest expense

	2.5	(1.2)	(.7)	Total before tax
	(.5)	.3	.2	Provision for income taxes

	2.0	(.9)	(.5)	Net of tax
Pension and other postretirement benefits (1)	(33.3)	(24.1)	(25.3)
	10.4	7.2	8.6	Provision for income taxes

	(22.9)	(16.9)	(16.7)	Net of tax

Total reclassifications for the period	$(20.9)	$(17.8)	$(17.2)	Total, net of tax

(1)	See Note 6, "Pension and Other Postretirement Benefits," for more information.

During 2013, we reclassified $6.4 million (net of tax) from "Accumulated other comprehensive loss" to "Loss from discontinued operations, net of tax," related to a net gain from curtailment in our domestic defined benefit plans and settlements from certain international pension plans as a result of the sale of the OCP and DES businesses. Refer to Note 6, "Pension and Other Postretirement Benefits," for more information.

        Additionally, during 2013, we recognized $10.8 million (net of tax) of currency translation loss from "Accumulated other comprehensive loss" to "Loss from discontinued operations, net of tax" as a result of the sale of the OCP and DES businesses.

        The following table sets forth the income tax (benefit) expense allocated to each component of other comprehensive (loss) income:

(In millions)	2015	2014	2013

Pension and other postretirement benefits:
Net (loss) gain recognized from actuarial gain/loss and prior service cost/credit	$(11.4)	$(54.7)	$28.6
Reclassifications to net income	10.4	7.2	4.7
Cash flow hedges:
(Losses) gains recognized on cash flow hedges	(.3)	.1	.2
Reclassifications to net income	(.5)	.3	.1

Income tax (benefit) expense related to items of other comprehensive (loss) income	$(1.8)	$(47.1)	$33.6